Notes to the consolidated statements of income - Trade accounts receivables and contract liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes to the consolidated statements of income
Trade accounts receivables from unrelated parties	€ 3,238,090	€ 3,223,760
Contract liabilities	66,735	56,566
Impairment losses relate to receivables	18,694	111,193	€ 43,285
Revenue that was included in contract liability balance at beginning of period	€ 31,713	€ 43,322